BNY Mellon International Stock Index Fund
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1%
Australia — 6.5%
ANZ Group Holdings Ltd.	44,922	1,175,305
APA Group	19,951	142,896
Aristocrat Leisure Ltd.	8,167	368,831
ASX Ltd.	2,823	109,019
BHP Group Ltd.	75,695	3,188,598
Brambles Ltd.	19,982	274,762
CAR Group Ltd.(a)	5,685	104,109
Cochlear Ltd.	990	83,468
Coles Group Ltd.	20,007	338,584
Commonwealth Bank of Australia	24,932	3,100,490
Computershare Ltd.	7,679	221,406
CSL Ltd.	7,235	626,782
Evolution Mining Ltd.	30,026	236,571
Fortescue Ltd.	24,077	314,167
Goodman Group	29,759	624,795
Insurance Australia Group Ltd.	33,950	202,553
Lynas Rare Earths Ltd.(a),(b)	13,600	133,594
Macquarie Group Ltd.	5,395	961,189
Medibank Private Ltd.	41,213	149,857
National Australia Bank Ltd.	45,706	1,330,278
Northern Star Resources Ltd.	20,322	283,329
Origin Energy Ltd.	25,450	192,481
PLS Group Ltd.(b)	46,748	135,763
Pro Medicus Ltd.	873	98,749
Qantas Airways Ltd.	11,062	76,987
QBE Insurance Group Ltd.	22,107	384,686
REA Group Ltd.	806	91,259
Rio Tinto Ltd.(a)	5,509	662,645
Santos Ltd.	48,092	266,563
Scentre Group	76,678	211,204
SGH Ltd.	2,870	88,990
Sigma Healthcare Ltd.	77,297	160,016
Sonic Healthcare Ltd.	6,765	104,035
South32 Ltd.	66,839	212,032
Stockland	36,194	108,867
Suncorp Group Ltd.	15,881	214,441
Telstra Group Ltd.	58,707	207,320
The Lottery Corp., Ltd.(a)	31,981	126,102
Transurban Group	46,565	484,342
Vicinity Ltd.	58,366	109,846
Washington H Soul Pattinson & Co. Ltd.	5,077	165,254
Wesfarmers Ltd.	16,921	1,061,760
Westpac Banking Corp.	50,968	1,351,361
WiseTech Global Ltd.	2,818	71,789
Woodside Energy Group Ltd.	28,354	662,013
Woolworths Group Ltd.	18,193	509,409
		21,728,497

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Austria — .4%
BAWAG Group AG(c)	1,085	218,497
Erste Group Bank AG	4,572	592,747
OMV AG	2,227	162,937
Raiffeisen Bank International AG	2,032	139,503
Verbund AG	1,026	70,421
		1,184,105
Belgium — 1.1%
Ageas SA	2,210	183,083
Anheuser-Busch InBev SA	13,373	1,156,385
Argenx SE(b)	922	790,121
D’ieteren Group	320	66,332
Elia Group SA	654	93,867
Financiere de Tubize SA	298	66,727
Groupe Bruxelles Lambert NV	1,084	98,242
KBC Group NV	3,418	492,659
Lotus Bakeries NV	6	77,151
Sofina SA	233	66,135
Syensqo SA	1,025	90,932
UCB SA	1,810	466,069
		3,647,703
Chile — .1%
Antofagasta PLC	5,134	254,243
China — .0%
Yangzijiang Shipbuilding Holdings Ltd.	37,000	113,238
Czechia — .0%
CSG NV(a),(b)	2,267	43,167
Denmark — 1.6%
AP Moller - Maersk A/S, Cl. A	39	101,657
AP Moller - Maersk A/S, Cl. B	47	126,151
Carlsberg A/S, Cl. B	1,368	201,303
Coloplast A/S, Cl. B	1,857	122,717
Danske Bank A/S	9,368	539,180
Demant A/S(b)	1,325	57,425
DSV A/S	2,870	620,890
Genmab A/S(b)	893	257,263
Novo Nordisk A/S, Cl. B	47,980	2,260,697
Novonesis Novozymes, Cl. B	5,275	343,444
Orsted A/S(b),(c)	6,899	154,056
Pandora A/S	1,120	140,860
Rockwool A/S, Cl. B	1,394	44,448
Tryg A/S	4,619	110,276
Vestas Wind Systems A/S	14,289	384,415
		5,464,782
Finland — 1.1%
Elisa OYJ	2,158	87,182
Fortum OYJ	6,594	149,766
Kesko OYJ, Cl. B	4,083	102,012
Kone OYJ, Cl. B	4,951	286,144
Metso OYJ	9,831	183,157
Neste OYJ	6,233	221,592
Nokia OYJ	74,811	684,369

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Finland — 1.1% (continued)
Nordea Bank Abp	45,691	922,817
Orion OYJ, Cl. B	1,628	153,143
Sampo OYJ, Cl. A	35,291	391,756
Stora Enso OYJ, Cl. R	8,557	98,148
UPM-Kymmene OYJ	7,808	213,316
Wartsila OYJ Abp	7,318	248,256
		3,741,658
France — 8.8%
Abivax SA(b)	795	98,784
Accor SA	2,739	142,178
Aeroports de Paris SA	479	66,686
Air Liquide SA	9,495	1,869,936
Alstom SA(b)	5,255	97,668
Amundi SA(c)	939	102,304
AXA SA	23,313	1,209,415
Ayvens SA(c)	4,668	62,699
BioMerieux	566	45,169
BNP Paribas SA	14,764	1,871,706
Bollore SE(a)	9,439	42,155
Bouygues SA	3,255	183,326
Bureau Veritas SA	4,804	153,406
Capgemini SE	2,280	271,481
Carrefour SA	8,567	157,465
Cie de Saint-Gobain SA	6,587	619,037
Cie Generale des Etablissements Michelin SCA	9,205	371,758
Covivio SA	786	48,024
Credit Agricole SA	13,518	300,967
Danone SA	9,377	730,455
Dassault Aviation SA	259	89,167
Dassault Systemes SE	10,114	235,391
Eiffage SA	1,008	143,532
Engie SA	26,492	828,439
EssilorLuxottica SA	4,487	852,939
Gecina SA	701	60,646
Getlink SE	3,802	81,083
Hermes International SCA	386	683,362
Ipsen SA	502	96,889
Kering SA	1,075	356,839
Klepierre SA	3,065	139,119
Legrand SA	3,835	578,849
L’Oreal SA	3,576	1,594,241
LVMH Moet Hennessy Louis Vuitton SE	3,706	2,032,175
Orange SA	27,686	529,103
Pernod Ricard SA	2,949	231,670
Publicis Groupe SA	3,407	362,749
Renault SA	2,735	86,122
Rexel SA	3,369	139,431
Safran SA	5,145	2,014,792
Sanofi SA	16,249	1,397,887
Sartorius Stedim Biotech	434	84,163
Schneider Electric SE	8,162	2,739,968

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
France — 8.8% (continued)
Societe Generale SA	9,520	893,945
Sodexo SA	1,228	80,868
Thales SA	1,384	392,872
TotalEnergies SE	29,330	2,605,124
Unibail-Rodamco-Westfield	1,624	197,452
Veolia Environnement SA	8,842	352,490
Vinci SA	6,938	982,291
		29,308,217
Germany — 8.5%
adidas AG	2,414	444,147
Allianz SE	5,663	2,826,536
BASF SE	13,297	773,030
Bayer AG	14,644	811,576
Bayerische Motoren Werke AG	4,980	340,917
Beiersdorf AG	1,381	128,621
Brenntag SE	1,729	121,910
Commerzbank AG	9,670	420,529
Continental AG	1,616	133,903
CTS Eventim AG & Co. KGaA	891	60,165
Daimler Truck Holding AG	6,841	386,267
Delivery Hero SE(a),(b),(c)	2,489	107,531
Deutsche Bank AG	27,043	994,025
Deutsche Boerse AG	2,708	819,078
Deutsche Lufthansa AG	8,405	87,752
Deutsche Post AG	13,716	913,136
Deutsche Telekom AG	51,179	1,580,063
E.ON SE	33,472	722,800
Evonik Industries AG	3,582	72,465
Fresenius Medical Care AG	2,852	146,247
Fresenius SE & Co. KGaA	6,306	323,971
GEA Group AG	2,181	155,038
Hannover Rueck SE	887	256,460
Heidelberg Materials AG	1,972	366,588
Henkel AG & Co. KGaA	1,420	116,480
Hensoldt AG	891	81,946
HOCHTIEF AG	227	115,994
Infineon Technologies AG	19,446	1,386,219
Knorr-Bremse AG	967	114,771
Mercedes-Benz Group AG	10,741	579,325
Merck KGaA	1,915	316,396
MTU Aero Engines AG	795	332,114
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,949	1,174,322
Nemetschek SE	839	56,199
Rational AG	76	59,119
Rheinmetall AG	694	912,904
RWE AG	9,333	615,470
SAP SE	15,558	2,824,645
Scout24 SE(c)	1,048	89,897
Siemens AG	11,061	3,605,750
Siemens Energy AG	11,544	1,962,796
Siemens Healthineers AG(c)	4,957	210,510

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Germany — 8.5% (continued)
Symrise AG	1,987	204,280
Talanx AG	918	122,139
Vonovia SE	10,773	261,525
Zalando SE(b),(c)	3,061	99,698
		28,235,254
Hong Kong — 2.0%
AIA Group Ltd.	156,400	1,583,839
BOC Hong Kong Holdings Ltd.	55,000	366,509
CK Asset Holdings Ltd.	26,475	161,675
CK Hutchison Holdings Ltd.	39,975	375,636
CK Infrastructure Holdings Ltd.	9,500	75,873
CLP Holdings Ltd.	24,288	241,943
Futu Holdings Ltd., ADR	728	76,527
Galaxy Entertainment Group Ltd.	29,277	127,786
Henderson Land Development Co. Ltd.(a)	20,138	73,039
HKT Trust & HKT Ltd.	51,660	87,437
Hong Kong & China Gas Co. Ltd.(a)	166,267	149,125
Hong Kong Exchanges & Clearing Ltd.	17,942	935,205
Hongkong Land Holdings Ltd.	14,600	118,622
Jardine Matheson Holdings Ltd.	2,446	162,119
Link REIT	39,339	196,364
MTR Corp. Ltd.(a)	23,256	98,279
Power Assets Holdings Ltd.	20,000	150,650
Prudential PLC	37,531	563,576
Sino Land Co. Ltd.	55,631	75,972
SITC International Holdings Co. Ltd.	20,000	100,801
Sun Hung Kai Properties Ltd.	19,699	309,927
Swire Pacific Ltd., Cl. A	5,500	69,848
Techtronic Industries Co. Ltd.	20,365	343,816
WH Group Ltd.(c)	115,385	124,439
Wharf Real Estate Investment Co. Ltd.	23,311	79,102
		6,648,109
Ireland — .6%
AerCap Holdings NV	2,402	362,462
AIB Group PLC	31,663	374,984
Bank of Ireland Group PLC	14,087	294,432
Experian PLC	13,346	506,123
Kerry Group PLC, Cl. A	2,360	226,169
Kingspan Group PLC	2,243	208,026
Ryanair Holdings PLC	6,318	180,464
		2,152,660
Israel — 1.1%
Azrieli Group Ltd.	652	87,030
Bank Hapoalim BM	19,581	476,440
Bank Leumi Le-Israel BM	22,089	523,439
Check Point Software Technologies Ltd.(b)	1,171	148,869
Elbit Systems Ltd.	417	336,459
Enlight Renewable Energy Ltd.(b)	2,067	177,904
Harel Insurance Investments & Financial Services Ltd.	1,751	100,766
ICL Group Ltd.	10,991	56,501
Israel Discount Bank Ltd., Cl. A	18,075	188,950

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Israel — 1.1% (continued)
Mizrahi Tefahot Bank Ltd.	2,295	171,063
Nova Ltd.(b)	455	182,812
OPC Energy Ltd.(b)	2,495	78,388
Phoenix Financial Ltd.	3,387	190,780
Teva Pharmaceutical Industries Ltd., ADR(b)	17,356	607,634
Tower Semiconductor Ltd.(b)	1,657	367,791
		3,694,826
Italy — 3.2%
Banca Mediolanum SpA	3,049	81,665
Banca Monte dei Paschi di Siena SpA	28,279	378,150
Banco BPM SpA	16,925	308,565
BPER Banca SPA	23,270	378,579
Buzzi SpA	1,218	57,925
Davide Campari-Milano NV(a)	9,002	61,107
Enel SpA	113,557	1,283,094
Eni SpA	27,060	752,580
Ferrari NV	1,806	709,386
FinecoBank Banca Fineco SpA	9,189	251,722
Generali(a)	12,084	612,890
Intesa Sanpaolo SpA	207,070	1,565,777
Italgas SpA	9,079	93,694
Leonardo SpA	5,951	379,023
Moncler SpA	3,280	186,072
Poste Italiane SpA	6,807	205,929
Prysmian SpA	4,183	578,992
Recordati Industria Chimica e Farmaceutica SpA	1,577	93,965
Snam SpA	29,849	202,437
Telecom Italia SpA(b)	25,391	215,461
Terna - Rete Elettrica Nazionale	21,066	242,395
UniCredit SpA	20,210	1,909,184
Unipol Assicurazioni SpA	5,403	169,041
		10,717,633
Japan — 22.7%
Advantest Corp.	10,900	2,155,988
Aeon Co. Ltd.	32,200	276,418
AGC, Inc.	2,860	107,719
Aisin Corp.	6,800	94,781
Ajinomoto Co., Inc.	12,800	394,310
ANA Holdings, Inc.	2,300	44,873
Asahi Group Holdings Ltd.	20,900	218,884
Asahi Kasei Corp.	18,300	197,267
Asics Corp.	10,100	298,139
Astellas Pharma, Inc.	25,595	352,000
Bandai Namco Holdings, Inc.	7,550	218,561
Bridgestone Corp.	15,900	396,822
Canon, Inc.	11,917	330,688
Capcom Co. Ltd.	4,000	99,704
Central Japan Railway Co.	11,400	283,982
Chubu Electric Power Co., Inc.	9,900	172,102
Chugai Pharmaceutical Co. Ltd.	9,984	433,395
Dai Nippon Printing Co. Ltd.	5,700	103,795

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Japan — 22.7% (continued)
Daifuku Co. Ltd.	4,700	173,355
Daiichi Life Group, Inc.	51,200	613,763
Daiichi Sankyo Co. Ltd.	25,349	406,883
Daikin Industries Ltd.	3,900	565,306
Daito Trust Construction Co. Ltd.	4,500	95,178
Daiwa House Industry Co. Ltd.	8,300	243,535
Daiwa Securities Group, Inc.	18,700	210,409
Denso Corp.	25,300	311,594
Disco Corp.	1,300	467,409
East Japan Railway Co.	14,200	329,544
Ebara Corp.	6,800	231,381
Eisai Co. Ltd.	3,800	114,682
ENEOS Holdings, Inc.	38,226	319,300
FANUC Corp.	13,945	557,270
Fast Retailing Co. Ltd.	2,874	1,408,657
Fuji Electric Co. Ltd.	2,100	184,107
FUJIFILM Holdings Corp.	16,600	393,529
Fujikura Ltd.	22,500	574,957
Fujitsu Ltd.	25,300	585,861
Furukawa Electric Co. Ltd.	10,000	191,047
Hankyu Hanshin Holdings, Inc.	3,400	100,771
Hikari Tsushin, Inc.	300	73,764
Hitachi Ltd.	65,900	2,187,197
Honda Motor Co. Ltd.	53,977	545,676
Hoya Corp.	5,000	766,473
Hulic Co. Ltd.	6,300	69,447
Ibiden Co. Ltd.	3,400	341,481
Idemitsu Kosan Co. Ltd.	11,675	96,210
IHI Corp.	14,500	255,074
Inpex Corp.	13,000	297,932
Isuzu Motors Ltd.	7,700	116,087
ITOCHU Corp.	82,700	1,039,138
Japan Exchange Group, Inc.	14,100	192,160
Japan Post Bank Co. Ltd.	26,600	514,580
Japan Post Holdings Co. Ltd.	25,100	374,492
Japan Post Insurance Co. Ltd.	8,400	93,664
Japan Tobacco, Inc.	16,400	730,787
JFE Holdings, Inc.	8,760	100,196
JX Advanced Metals Corp.	8,300	192,104
Kajima Corp.	5,900	197,478
Kao Corp.	13,400	275,093
Kawasaki Heavy Industries Ltd.	11,000	189,571
Kawasaki Kisen Kaisha Ltd.	5,100	91,367
KDDI Corp.	43,626	804,410
Keyence Corp.	2,827	1,420,627
Kikkoman Corp.	10,100	104,248
Kioxia Holdings Corp.(b)	4,700	1,308,951
Kirin Holdings Company Ltd.	11,600	215,015
Komatsu Ltd.	12,800	564,418
Konami Group Corp.	1,400	180,650
Kubota Corp.	14,400	244,516

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Japan — 22.7% (continued)
Kyocera Corp.	17,400	397,299
Kyowa Kirin Co. Ltd.	3,505	56,277
Lasertec Corp.	1,100	253,977
LY Corp.	38,300	107,640
Makita Corp.	3,300	105,803
Marubeni Corp.	21,000	687,821
Minebea Mitsumi, Inc.	5,100	116,402
Mitsubishi Chemical Group Corp.	17,780	130,838
Mitsubishi Corp.	44,994	1,352,375
Mitsubishi Electric Corp.	28,300	1,031,577
Mitsubishi Estate Co. Ltd.	15,400	372,688
Mitsubishi HC Capital, Inc.	13,000	120,466
Mitsubishi Heavy Industries Ltd.	47,700	1,117,128
Mitsubishi UFJ Financial Group, Inc.	159,090	3,566,707
Mitsui & Co. Ltd.	35,200	1,081,032
Mitsui Fudosan Co. Ltd.	36,958	359,213
Mitsui Kinzoku Co. Ltd.	800	150,478
Mitsui O.S.K. Lines Ltd.(a)	4,900	180,505
Mizuho Financial Group, Inc.	35,250	1,825,063
MS&AD Insurance Group Holdings, Inc.	17,771	550,509
Murata Manufacturing Co. Ltd.	24,100	1,124,321
NEC Corp.	18,300	546,119
Nexon Co. Ltd.	4,400	67,918
NIDEC Corp.(b)	12,500	200,416
Nintendo Co. Ltd.	16,250	777,218
Nippon Building Fund, Inc.	113	95,725
Nippon Paint Holdings Co. Ltd.	14,300	108,051
Nippon Sanso Holdings Corp.	2,600	94,616
Nippon Steel Corp.	71,605	291,026
Nippon Yusen KK	5,740	221,150
Nissan Motor Co. Ltd.(a),(b)	32,600	69,035
Nitori Holdings Co. Ltd.	5,900	94,151
Nitto Denko Corp.	10,000	208,223
Nomura Holdings, Inc.	43,700	421,389
Nomura Research Institute Ltd.	5,649	166,267
NTT, Inc.	448,200	429,418
Obayashi Corp.	9,500	186,995
OBIC Co. Ltd.	4,900	138,204
Olympus Corp.	15,600	177,750
Oriental Land Co. Ltd.	15,900	316,299
ORIX Corp.	16,300	656,513
Osaka Gas Co. Ltd.	5,100	176,446
Otsuka Corp.	3,500	72,083
Otsuka Holdings Co. Ltd.	6,300	438,668
Pan Pacific International Holdings Corp.	27,800	157,925
Panasonic Holdings Corp.	34,695	916,208
Rakuten Group, Inc.(b)	21,100	109,760
Recruit Holdings Co. Ltd.	19,700	1,548,522
Renesas Electronics Corp.	25,800	521,061
Resona Holdings, Inc.	30,900	423,485
Resonac Holdings Corp.	2,600	216,946

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Japan — 22.7% (continued)
Ryohin Keikaku Co. Ltd.	7,400	194,455
Sanrio Co. Ltd.(a)	13,500	107,930
SBI Holdings, Inc.	8,060	154,197
SCREEN Holdings Co. Ltd.	2,300	176,273
SECOM Co. Ltd.	5,800	249,448
Seibu Holdings, Inc.	3,100	69,268
Sekisui House Ltd.	9,000	197,399
Seven & i Holdings Co. Ltd.	28,180	373,553
Shimano, Inc.	1,100	139,096
Shimizu Corp.	7,100	105,076
Shin-Etsu Chemical Co. Ltd.	24,400	876,003
Shionogi & Co. Ltd.	11,200	204,037
Shiseido Co. Ltd.	5,800	114,619
SMC Corp.	800	343,320
SoftBank Corp.	428,100	601,096
SoftBank Group Corp.	55,260	1,718,252
Sompo Holdings, Inc.	12,210	543,060
Sony Group Corp.	87,000	2,037,639
Subaru Corp.	7,700	130,000
Sumitomo Corp.	60,400	635,369
Sumitomo Electric Industries Ltd.	42,400	614,800
Sumitomo Metal Mining Co. Ltd.	3,600	181,365
Sumitomo Mitsui Financial Group, Inc.	54,100	2,322,347
Sumitomo Mitsui Trust Group, Inc.	37,312	388,647
Sumitomo Realty & Development Co. Ltd.	8,800	199,652
Suntory Beverage & Food Ltd.	2,000	57,760
Suzuki Motor Corp.	23,200	304,791
T&D Holdings, Inc.	6,700	213,124
Taisei Corp.	2,100	170,687
Takeda Pharmaceutical Co. Ltd.	23,723	815,002
TDK Corp.	28,300	555,323
Terumo Corp.	19,800	287,998
The Chiba Bank Ltd.	8,100	132,385
The Kansai Electric Power Company, Inc.	13,899	213,452
Toho Co. Ltd.(a)	8,000	76,597
Tokio Marine Holdings, Inc.	26,700	1,362,791
Tokyo Electron Ltd.	6,700	2,261,829
Tokyo Gas Co. Ltd.	4,400	172,117
TOPPAN Holdings, Inc.	3,300	93,350
Toray Industries, Inc.	19,100	137,484
Toyota Motor Corp.	141,175	2,682,202
Toyota Tsusho Corp.	9,500	398,199
Unicharm Corp.	16,600	104,909
West Japan Railway Co.	5,900	111,048
Yamaha Motor Co. Ltd.	13,800	116,603
Yokogawa Electric Corp.	3,300	117,848
Yokohama Financial Group, Inc.	14,900	170,481
Zensho Holdings Co. Ltd.	1,300	81,555
		75,690,914
Luxembourg — .3%
ArcelorMittal SA	6,340	444,453

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Luxembourg — .3% (continued)
CVC Capital Partners PLC(a),(c)	3,205	53,602
Eurofins Scientific SE	1,701	133,888
Millicom International Cellular SA	1,376	131,380
Tenaris SA	4,832	138,516
		901,839
Macau — .0%
Sands China Ltd.	34,613	65,033
Mexico — .0%
Fresnillo PLC	2,752	92,239
Netherlands — 6.2%
ABN AMRO Bank NV, CVA	9,174	412,166
Adyen NV(b),(c)	399	404,739
Aegon Ltd.	18,357	174,107
Airbus SE	8,853	2,069,571
Akzo Nobel NV	2,292	160,213
ASM International NV	698	643,571
ASML Holding NV	5,781	9,453,295
ASR Nederland NV	2,347	191,964
BE Semiconductor Industries NV	1,055	244,864
Euronext NV(c)	1,133	207,276
EXOR NV	1,301	104,876
Ferrovial NV	7,144	472,185
Heineken Holding NV	1,777	149,205
Heineken NV	4,264	385,564
ING Groep NV	43,444	1,519,014
Koninklijke Ahold Delhaize NV	13,159	519,359
Koninklijke KPN NV	56,975	269,968
Koninklijke Philips NV	11,630	306,184
Nebius Group NV(a),(b)	3,008	572,753
NN Group NV	3,920	368,719
Prosus NV	19,479	899,396
QIAGEN NV	3,067	126,406
Stellantis NV(b)	30,206	173,336
The Magnum Ice Cream Company NV(b)	7,272	135,989
Universal Music Group NV	15,065	249,756
Wolters Kluwer NV	3,442	269,323
		20,483,799
New Zealand — .2%
Auckland International Airport Ltd.	25,748	131,822
Contact Energy Ltd.	13,836	74,186
Fisher & Paykel Healthcare Corp. Ltd.	8,534	204,433
Infratil Ltd.	13,721	119,314
Meridian Energy Ltd.	19,902	66,848
Xero Ltd.(b)	2,410	119,018
		715,621
Norway — .6%
Aker BP ASA	4,674	167,875
DNB Bank ASA	12,106	389,518
Equinor ASA	10,468	430,266
Gjensidige Forsikring ASA	3,042	90,847
Kongsberg Gruppen ASA	6,239	195,080

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Norway — .6% (continued)
Mowi ASA	6,498	138,949
Norsk Hydro ASA	19,161	175,187
Orkla ASA	10,752	119,598
Salmar ASA(a)	949	51,636
Telenor ASA	9,158	128,950
Var Energi ASA	13,944	70,732
Yara International ASA	2,409	113,451
		2,072,089
Poland — .0%
InPost SA(b)	3,686	65,721
Portugal — .2%
Banco Comercial Portugues SA, Cl. R	118,357	145,598
EDP SA	43,066	222,067
Galp Energia SGPS SA	6,231	142,672
Jeronimo Martins SGPS SA	4,151	83,135
		593,472
Singapore — 1.8%
CapitaLand Ascendas REIT	59,960	120,228
CapitaLand Integrated Commercial Trust	87,542	170,072
CapitaLand Investment Ltd.	32,300	67,039
DBS Group Holdings Ltd.	30,772	1,774,162
Grab Holdings Ltd., Cl. A(b)	34,384	120,344
Keppel Ltd.	21,600	193,388
Oversea-Chinese Banking Corp. Ltd.	48,924	1,111,977
Sea Ltd., ADR(b)	5,596	597,317
Sembcorp Industries Ltd.	13,400	57,671
Singapore Airlines Ltd.	22,733	136,580
Singapore Exchange Ltd.	12,100	230,931
Singapore Technologies Engineering Ltd.	23,000	180,401
Singapore Telecommunications Ltd.	110,351	382,015
United Overseas Bank Ltd.	18,063	611,707
Wilmar International Ltd.	24,500	75,125
		5,828,957
Spain — 3.8%
Acciona SA	372	102,529
ACS Actividades de Construccion y Servicios SA	2,632	335,671
Aena SME SA(c)	11,207	347,187
Amadeus IT Group SA	6,566	408,104
Banco Bilbao Vizcaya Argentaria SA	83,905	2,349,040
Banco de Sabadell SA	70,962	275,195
Banco Santander SA	213,325	3,013,467
Bankinter SA	9,413	172,970
CaixaBank SA	52,272	757,473
Cellnex Telecom SA(c)	7,120	220,634
EDP Renewables SA(a)	4,887	75,866
Endesa SA	4,733	231,226
Iberdrola SA	92,419	2,198,110
Indra Sistemas SA(a)	1,168	76,664
Industria de Diseno Textil SA	16,246	1,064,870
Mapfre SA	13,424	68,707
Naturgy Energy Group SA	5,814	194,154

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Spain — 3.8% (continued)
Redeia Corp. SA	6,052	106,950
Repsol SA	16,529	508,300
Telefonica SA	54,730	226,217
		12,733,334
Sweden — 3.4%
AddTech AB, Cl. B	3,750	136,458
Alfa Laval AB	4,304	254,813
Assa Abloy AB, Cl. B	14,610	541,647
Atlas Copco AB, Cl. A	37,504	793,794
Atlas Copco AB, Cl. B	22,131	409,684
Beijer Ref AB	6,218	87,645
Boliden AB	4,235	212,767
Epiroc AB, Cl. A	9,252	237,147
Epiroc AB, Cl. B	5,600	122,936
EQT AB	6,433	218,632
Essity AB, Cl. B	8,507	247,618
Evolution AB(b),(c)	1,859	143,048
Fastighets AB Balder, Cl. B(b)	9,923	54,345
H & M Hennes & Mauritz AB, Cl. B	6,332	116,663
Hexagon AB, Cl. B	31,033	305,693
Industrivarden AB, Cl. A	1,630	93,952
Industrivarden AB, Cl. C	2,303	131,919
Indutrade AB	4,006	100,431
Investment AB Latour, Cl. B	2,140	45,071
Investor AB, Cl. B	25,787	1,114,690
L E Lundbergforetagen AB, Cl. B	1,087	65,224
Lifco AB, Cl. B	3,127	106,371
Nibe Industrier AB, Cl. B(a)	21,407	85,830
Saab AB, Cl. B	4,779	300,360
Sagax AB, Cl. B	3,355	59,020
Sandvik AB	15,420	578,044
Securitas AB, Cl. B	7,318	117,653
Skandinaviska Enskilda Banken AB, Cl. A	22,044	516,840
Skanska AB, Cl. B	4,925	138,264
SKF AB, Cl. B	4,840	131,332
Spotify Technology SA(b)	2,185	1,092,369
Svenska Cellulosa AB SCA, Cl. B	8,351	94,922
Svenska Handelsbanken AB, Cl. A	20,301	310,085
Swedbank AB, Cl. A	12,236	490,141
Swedish Orphan Biovitrum AB(b)	2,671	132,965
Tele2 AB, Cl. B	7,961	138,134
Telefonaktiebolaget LM Ericsson, Cl. B	39,242	391,391
Telia Co. AB	35,224	163,426
Trelleborg AB, Cl. B	2,862	127,213
Volvo AB, Cl. B	23,241	888,895
		11,297,432
Switzerland — 9.9%
ABB Ltd.	23,317	2,300,469
Alcon AG	7,455	512,188
Avolta AG	1,286	76,885
Banque Cantonale Vaudoise	416	65,350

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
Switzerland — 9.9% (continued)
Barry Callebaut AG	53	73,911
Belimo Holding AG	147	153,285
BKW AG	318	52,624
Chocoladefabriken Lindt & Spruengli AG	13	149,879
Chocoladefabriken Lindt & Spruengli AG, PC	2	235,336
Cie Financiere Richemont SA, Cl. A	8,005	1,891,297
Coca-Cola HBC AG	2,984	201,561
DSM-Firmenich AG(a)	2,501	270,747
EMS-Chemie Holding AG	98	99,125
Galderma Group AG	2,745	597,314
Geberit AG	480	316,150
Givaudan SA	138	551,591
Glencore PLC	139,859	1,022,534
Helvetia Baloise Holding AG	1,164	312,183
Holcim AG	7,598	694,454
Julius Baer Group Ltd.	3,063	268,900
Kuehne + Nagel International AG	717	182,511
Logitech International SA	2,150	218,668
Lonza Group AG	1,047	728,011
Nestle SA	37,980	3,793,257
Novartis AG	27,291	4,260,344
Partners Group Holding AG	319	265,281
Roche Holding AG	10,428	4,559,454
Roche Holding AG, BR	474	210,360
Sandoz Group AG	6,227	507,718
Schindler Holding AG	334	102,259
Schindler Holding AG, PC	567	178,602
SGS SA	2,483	294,272
Sika AG	2,273	511,669
Sonova Holding AG	751	204,461
STMicroelectronics NV	9,406	493,584
Straumann Holding AG	1,665	205,816
Swiss Life Holding AG	414	489,087
Swiss Prime Site AG	1,205	196,659
Swiss Re AG	4,452	742,673
Swisscom AG	386	297,014
The Swatch Group AG, BR	424	94,618
UBS Group AG	47,277	2,492,565
VAT Group AG(c)	397	296,532
Zurich Insurance Group AG	2,223	1,693,775
		32,864,973
United Arab Emirates — .0%
NMC Health PLC(b),(d)	4,176	1
United Kingdom — 13.8%
3i Group PLC	14,475	560,138
Admiral Group PLC	3,827	194,501
Airtel Africa PLC(c)	11,491	51,639
Anglo American PLC	15,805	798,153
Associated British Foods PLC	4,213	118,453
AstraZeneca PLC	22,531	3,845,316
Aviva PLC	44,963	420,627

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
United Kingdom — 13.8% (continued)
BAE Systems PLC	43,644	1,233,897
Barclays PLC	203,818	1,403,080
BP PLC	233,858	1,766,929
British American Tobacco PLC	29,908	1,815,740
BT Group PLC	85,456	231,867
Bunzl PLC	4,835	182,543
Centrica PLC	68,261	142,561
Coca-Cola Europacific Partners PLC	3,026	331,226
Compass Group PLC	25,333	804,250
Diageo PLC	33,131	729,341
Endeavour Mining PLC	3,185	151,753
GSK PLC	60,440	1,564,958
Haleon PLC	132,783	649,683
Halma PLC	5,471	263,710
HSBC Holdings PLC	255,924	5,490,590
Imperial Brands PLC	11,117	421,960
Informa PLC	18,945	226,530
InterContinental Hotels Group PLC	2,104	340,148
International Consolidated Airlines Group SA	18,018	105,061
Intertek Group PLC	2,237	176,335
J Sainsbury PLC	25,327	122,641
Kingfisher PLC	25,702	107,105
Land Securities Group PLC	11,154	106,244
Legal & General Group PLC	77,862	315,040
Lloyds Banking Group PLC	872,417	1,351,767
London Stock Exchange Group PLC	6,644	751,773
M&G PLC	34,375	165,882
Marks & Spencer Group PLC	30,803	168,437
Melrose Industries PLC	18,743	115,118
National Grid PLC	74,111	1,185,838
NatWest Group PLC	118,856	1,126,451
Next PLC	1,687	339,267
Pearson PLC	7,087	120,045
Reckitt Benckiser Group PLC	9,563	675,026
RELX PLC	26,630	938,446
Rentokil Initial PLC	37,329	173,395
Rio Tinto PLC	15,935	1,561,618
Rolls-Royce Holdings PLC	125,159	2,485,229
Schroders PLC	11,967	94,928
Segro PLC	18,433	240,340
Severn Trent PLC	4,031	163,711
Shell PLC	83,654	3,839,142
Smith & Nephew PLC	11,537	181,152
Smiths Group PLC	4,526	161,465
Spirax Group PLC	1,088	102,057
SSE PLC	18,065	569,050
Standard Chartered PLC	26,526	784,071
Standard Life PLC	10,536	130,992
Tesco PLC	95,083	626,256
The Sage Group PLC	13,690	180,728
Unilever PLC	32,543	2,066,889

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.1% (continued)
United Kingdom — 13.8% (continued)
United Utilities Group PLC	11,104	206,784
Verisure PLC(a),(b)	3,131	38,939
Vodafone Group PLC	275,608	437,509
Wise Group PLC, Cl. A(b)	10,698	128,320
		45,782,644
United States — .2%
Octave Intelligence PLC, SDR(b)	3,036	54,523
Sunbelt Rentals Holdings, Inc.	6,056	436,371
		490,894
Total Equity Securities - Common Stocks (cost $119,269,888)		326,613,054

	Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .2%
Germany — .2%
Dr. Ing. h.c. F. Porsche AG	1.01	1,599	78,122
Henkel AG & Co. KGaA	2.07	2,207	192,577
Porsche Automobil Holding SE	1.51	2,243	74,367
Sartorius AG	0.74	393	98,902
Volkswagen AG	5.26	3,073	264,825
Total Equity Securities - Preferred Stocks (cost $674,000)			708,793

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $3,280,187)	3.70	3,280,187	3,280,187
Total Investments (cost $123,224,075)		99.3%	330,602,034
Cash and Receivables (Net)		.7%	2,229,934
Net Assets		100.0%	332,831,968

ADR—American Depositary Receipt
BR—Bearer Certificate
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

(a)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $3,633,293 and the value of the collateral was
$3,800,597, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to $2,894,288 or .9% of net assets.

(d)	The fund held Level 3 securities at July 31, 2026. These securities were valued at $1 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	23	9/18/2026	3,638,512	3,659,645	21,133
Gross Unrealized Appreciation					21,133
See notes to schedule of investments.

Schedule of Investments
BNY Mellon International Stock Index Fund
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	4,040,881	322,572,172††	1	326,613,054
Equity Securities - Preferred Stocks	—	708,793††	—	708,793
Investment Companies	3,280,187	—	—	3,280,187
	7,321,068	323,280,965	1	330,602,034
Other Financial Instruments:
Futures†††	21,133	—	—	21,133
	21,133	—	—	21,133

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $207,399,092, consisting of $210,105,872 gross unrealized appreciation and $2,706,780 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.